INCOME TAXES - Deferred tax assets (liabilities) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7,690,691	$ 7,690,691
Increase in deferred tax assets	(7,690,691)
Increase in deferred tax liabilities	7,690,691
Deferred tax liabilities	(7,690,691)	(7,690,691)
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		7,813,453
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,247,996	18,152,464
Shareholder loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,603	3,603
Start-up Costs - USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		143,099
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		58,187
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,681,846	2,336,994
Investments in associate
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,299,494
Financial guarantees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	379,708
Valuation allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Less: Valuation allowance	(17,836,648)	(20,817,109)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(7,346,180)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 224,001
Deferred tax liabilities		$ (344,511)